Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	ICHOR HOLDINGS, LTD.
Entity Central Index Key	0001652535
Entity Emerging Growth Company	false
Entity File Number	001-37961
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3185 Laurelview Ct.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	897-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	ICHR
Security Exchange Name	NASDAQ
Entity Addresses [Line Items]
Entity Address, Address Line One	3185 Laurelview Ct.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA